Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Loans Receivable
	December 31, 2013	December 31, 2012

Business loans	$56,620,893	$63,847,080
Personal loans	33,582,520	21,934,213
Total Loans receivable	90,203,413	85,781,293
Allowance for impairment losses
Collectively assessed	(1,375,948)	(857,813)
Individually assessed	-	-
Allowance for loan losses	(1,375,948)	(857,813)
Loans receivable, net	$88,827,465	$84,923,480

Schedule of Nonaccrual Loans by Classes of Loan
	December 31, 2013	December 31, 2012

Business loans	$1,866,436	$1,363,998
Personal loans	948,922	339,881
	$2,815,358	$1,703,879

Schedule of the Aging of Past due Loans

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans

Business loans	$2,039,559	$1,866,436	$3,905,995	$52,714,898	$56,620,893
Personal loans	312,993	948,922	1,261,915	32,320,605	33,582,520
	$2,352,552	$2,815,358	$5,167,910	$85,035,503	$90,203,413
	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans

Business loans	$1,344,320	$1,363,998	$2,708,318	$61,138,762	$63,847,080
Personal loans	-	339,881	339,881	21,594,332	21,934,213
	$1,344,320	$1,703,879	$3,048,199	$82,733,094	$85,781,293

Schedule of Loans Portfolio by Credit Quality Indicator

Five Categories	December 31, 2013%		December 31, 2012%

Pass	$85,035,503	94.2%	$82,733,094	96.4%
Special mention	2,207,565	2.4%	1,344,320	1.6%
Substandard	867,118	1.0%	117,826	0.1%
Doubtful	1,948,240	2.2%	1,586,053	1.9%
Loss	144,987	0.2%	-	0.0%
Total	$90,203,413	100%	$85,781,293	100%

Schedule of Loans Portfolio by Collateral
	December 31, 2013
	Business Loans	Personal Loans	Total
Guarantee backed loans	$51,909,006	$29,576,912	$81,485,918
Pledged assets backed loans	3,321,226	4,005,608	7,326,834
Collateral backed loans	1,390,661	-	1,390,661
	$56,620,893	$33,582,520	$90,203,413

	December 31, 2012
	Business Loans	Personal Loans	Total
Guarantee backed loans	$58,758,788	$17,412,304	$76,171,092
Pledged assets backed loans	4,374,980	4,482,281	8,857,261
Collateral backed loans	713,312	39,628	752,940
	$63,847,080	$21,934,213	$85,781,293